Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2017
Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31, (Amount in Thousands, Except Shares Data)
	2015	2016	2017	2017
	Class A and Class B	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB	US$
Net income attributable to Class A and Class B ordinary shareholders—basic	535,825	643,829	762,923	117,261
Plus: interest expense for convertible notes	16,050	19,289	20,042	3,080
Net income attributable to Class A and Class B ordinary shareholders—diluted	551,875	663,118	782,965	120,341
Weighted average number of Class A and Class B ordinary shares outstanding—basic	28,085,521	28,150,139	28,275,637	28,275,637
Plus: share options	207,354	133,295	189,508	189,508
Plus: non-vested restricted shares	278,027	16,465	73,337	73,337
Plus: shares outstanding for convertible notes	1,575,074	1,736,864	1,695,341	1,695,341
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	30,145,976	30,036,763	30,233,823	30,233,823
Basic net income per share	19.08	22.87	26.98	4.15
Diluted net income per share	18.31	22.08	25.90	3.98

Antidilutive Securities Excluded from Computation of Earning Per Share

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2015	2016	2017
Share options	343,750	316,510	243,561
Non-vested restricted shares	—	—	—
Total	343,750	316,510	243,561